EQUITY METHOD INVESTMENTS	9 Months Ended
Sep. 30, 2012
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

As of September 30, 2012 and December 31, 2011 the Company had the following participation in investments that are recorded using the equity method:

	2012	2011
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Limited	50%	50%
Frontline 2012 Ltd.	7.9%	8.8%

In December 2011, the Company established Orion Tankers Ltd, or Orion, a joint venture company with Nordic American Tankers Limited, or NATS. Orion acted as pool manager for the Orion Suezmax tanker pool that was set up following the Company's withdrawal from the Gemini pool. In September 2012, the Company decided to withdraw its vessels from the Orion Suezmax tanker pool and agreed to sell its 50% shareholding in Orion, effective January 1, 2013, to NATS at book value.

In December 2011, Frontline 2012 completed a private placement of 100,000,000 new ordinary shares of $2.00 par value at a subscription price of $2.85, subject to certain closing conditions. These conditions were subsequently fulfilled and Frontline 2012 was registered on the NOTC list in Oslo on December 30, 2011. The Company was allocated 8,771,000 shares, representing approximately 8.8% of the share capital of Frontline 2012, for which it paid $25.0 million. The Company equity accounts Frontline 2012 as the Company is deemed to have the ability to exercise significant influence over Frontline 2012 since the Company and Frontline 2012 have two common directors, and Hemen Holding Ltd., which is the principal shareholder in the Company is also the principal shareholder in Frontline 2012.

In May 2012, the Company paid $13.3 million for 3,546,000 shares in a private placement by Frontline 2012 of 56 million new ordinary shares at a subscription price of $3.75 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 8.8% to 7.9%. The Company recognized a gain, which was included in ‘Share of results from associated companies’, on the dilution of its ownership of $0.7 million in the second quarter of 2012,

Dividends of $nil million were received from equity method investees in the nine months ended September 30, 2012 (nine months ended September 30, 2011: $nil million).

The Company has determined it is not the primary beneficiary of the variable interest entities, CalPetro Tankers (Bahamas I) Limited ("CalPetro BI"), CalPetro Tankers (Bahamas II) Limited ("CalPetro BII") and CalPetro Tankers (IOM) Limited ("CalPetro IOM"), and as such, these entities are being accounted for under the equity method. These companies were incorporated in 1994 for the purpose of acquiring three oil tankers from Chevron Transport Corporation ("Chevron") and concurrently charter these vessels back to Chevron on long-term charter agreements. The companies were acquired by Independent Tankers Corporation ("ITC"), a wholly owned subsidiary of ITCL, which in turn is an 82.47% owned subsidiary of the Company. The Company does not guarantee the debt of these entities and the net assets of the three entities that are not consolidated total $1.8 million (2011: $2.2 million). The Company's exposure is limited to its share of the net assets of these three entities while the Chevron charters are still in place.

Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Current assets	11,707	16,142
Non current assets	19,950	25,038
Current liabilities	10,804	10,438
Non current liabilities	19,051	28,577

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net operating revenues	617	823	1,957	2,573
Net operating income	544	717	1,710	2,275
Net loss	(81)	(111)	(364)	(411)